Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands		12 Months Ended
	Dec. 16, 2015	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Reverse stock split conversion ratio	0.2
Finite lived intangible assets, useful life		3 years
Operating lease, carrying amount of land and buildings		$ 7	$ 1,391	$ 1,663
Operating lease, rental income		9	69	73
Advertising expenses		3,300	3,100	$ 888
Prepaid advertising		$ 42	5
Capitalized software development cost
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life		3 years
Property Available for Operating Lease
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Operating lease, carrying amount of land and buildings			1,100
Prepaid Licensing and Royalty Fees | Minimum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life		1 year
Prepaid Licensing and Royalty Fees | Maximum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life		5 years
Restricted Cash
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Escrow account		$ 500	1,000
Performance Bonds | Restricted Cash
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Escrow account		$ 500	$ 1,000